UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calandar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           ValueQuest/TA, LLC
Address:        18 Sewall Street
		Marblehead, MA  01945

13F File Number: 28-1699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   TERRENCE B. MAGRATH
Title:  MANAGING DIRECTOR AND CEO
Phone:  781 417-7215
Signature, Place, and Date of Signing:

	Terrence B. Magrath     Marblehead, New York    May 13, 1999


Report Type (Check only one.):

[ X]            13F HOLDINGS REPORT.

[  ]            13F NOTICE.

[  ]            13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANE ACT OF 1934.

FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: 936632


List of Other Included Managers:

 No.    13F File Number Name

						      FORM 13F INFORMATION TABLE
					     VALUE    SHARES/   SH/PUT/INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS     CUSIP   (x$1000) PRN AMT   PRNCALLDSCRETN MANAGERS SOLE    SHARED NONE

3Com Corp.        COM               885535104    18016       773SH     SOLE                  296          477
Advanta A         COM                 7942105     4646       420SH     SOLE                  420            0
Airtran Hldgs     COM              00949P108     10251     2,448SH     SOLE                2,300          148
Alcoa             COM                13817101    18652       453SH     SOLE                  183          270
Amgen             COM                31162100    21819       291SH     SOLE                  115          177
Andrew Corp       COM                34425108    13022     1,058SH     SOLE                  439          619
Asia Pulp & Pap   SPONSORED ADR    04516V100      3712       443SH     SOLE                   66          377
Autodesk, Inc.    COM                52769106    17716       438SH     SOLE                  173          265
Baker Hughes In   COM                57224107     7894       325SH     SOLE                   73          251
Bank of America   COM                60505104    14641       207SH     SOLE                   33          174
Bear Stearns      COM                73902108    19014       425SH     SOLE                  173          253
British Air ADR   SPONSORED ADR     110419306     3959        58SH     SOLE                   15           43
Canandaigua A     COM               137219200    15475       307SH     SOLE                  105          202
Chase Manhattan   COM              16161A108     13378       164SH     SOLE                   63          102
Chubb             COM               171232101     2741        47SH     SOLE                   45            2
Cinergy           COM               172474108    17157       624SH     SOLE                  254          370
CitiGroup         COM               172967101    13995       219SH     SOLE                   45          174
Columbia Health   COM               197677107    19283     1,018SH     SOLE                  412          606
Commerzbank ADR   UNSPONSORED ADR   202597308       61         2SH     SOLE                    2            0
Compass Bancsh    COM              20449H109     16743       485SH     SOLE                  199          287
Conseco           COM               208464107    16014       519SH     SOLE                  217          301
Cooper Industri   COM               216669101    16198       380SH     SOLE                  155          225
Dana Corp         COM               235811106    14007       369SH     SOLE                   81          288
Delphi Auto       COM               247126105    18476     1,041SH     SOLE                  421          620
EDS               COM               285661104    14752       303SH     SOLE                   58          245
Edwards AG Inc.   COM               281760108     2680        82SH     SOLE                   70           13
EG&G              COM               268457108    18230       691SH     SOLE                  286          405
Ethyl Corp.       COM               297659104    10185     2,397SH     SOLE                1,137         1260
Federal Nat Mtg   COM               313586109    17555       254SH     SOLE                  100          153
FirstEnergy       COM               337932107    17665       631SH     SOLE                  256          375
Flagstar Bancrp   COM               337930101     7152       270SH     SOLE                  256           14
Gateway 2000 In   COM               367833100    15296       223SH     SOLE                   74          149
Goodyear Tire &   COM               382550101    15083       303SH     SOLE                  130          173
Great Lakes Chm   COM               390568103    17662       481SH     SOLE                  196          285
GTE Corp.         COM               362320103    10261       170SH     SOLE                   10          160
Harris Corp.      COM               413875105    11942       417SH     SOLE                  182          235
Hewlett Packard   COM               428236103    17096       252SH     SOLE                  103          150
Humana Health P   COM               444859102    16889       979SH     SOLE                  399          580
Ingersoll-Rand    COM               456866102     3351        68SH     SOLE                   49           19
Int'l Business    COM               459200101     6665        38SH     SOLE                    6           32
Intel Corp.       COM               458140100    11400        96SH     SOLE                   37           59
Liz Claiborne     COM               539320101    19350       593SH     SOLE                  242          352
Magellan Health   COM               559079108     6972     1,665SH     SOLE                  611         1054
Mattel, Inc.      COM               577081102    19678       789SH     SOLE                  319          471
Mellon Bank       COM               585509102    19079       271SH     SOLE                  108          164
Merrill Lynch &   COM               590188108     6947        79SH     SOLE                    0           78
Nevada Power      COM               641423108    14189       573SH     SOLE                  319          254
Newcourt ADR      SPONSORED ADR     650905102     3432       127SH     SOLE                   18          109
News Corp ADR     SPONSORED ADR     652487703     3639       123SH     SOLE                   16          108
PairGain Tech     COM               695934109     5189       532SH     SOLE                  532            0
Philip Morris     COM               718154107    11886       338SH     SOLE                   69          269
Polaroid          COM               731095105    20593     1,020SH     SOLE                  412          608
Popular Inc       COM               733174106     4826       156SH     SOLE                  145           12
Quantum Corp.     COM               747906105    13561       753SH     SOLE                  304          449
Raytheon Cl B     COM               755111408    21052       359SH     SOLE                  152          207
Ryland Group In   COM               783764103     4301       170SH     SOLE                  170            0
SAFECO            COM               786429100    17732       439SH     SOLE                  183          256
SBC Com'cations   COM              78387G103     12909       274SH     SOLE                   52          221
Schlumberger      COM               806857108     7247       120SH     SOLE                   28           92
Seagate Technol   COM               811804103    14657       496SH     SOLE                  187          309
Sears             COM               812387108    16182       358SH     SOLE                  135          224
Shandong Huan     SPONSORED ADR     819419102     2285       609SH     SOLE                   94          515
Smith Int'l       COM               832110100    13560       339SH     SOLE                  178          161
Smurfit-Stone     COM               832727101    19960     1,034SH     SOLE                  419          615
Sprint            COM               852061100    21224       216SH     SOLE                   88          129
St. Paul Cos.     COM               792860108     9289       299SH     SOLE                  145          154
Telmex ADR        SPONSORED ADR     879403780     7193       109SH     SOLE                   54           55
Texas Utilities   COM               882848104    18896       450SH     SOLE                  183          267
Transocean        COM               893817106     9779       339SH     SOLE                  179          161
Union Pacific R   COM               907834105    25479     2,146SH     SOLE                  869         1276
Washington Mutu   COM               939322103    20041       490SH     SOLE                  193          297
Westpac Bnk ADR   SPONSORED ADR     961214301       65         2SH     SOLE                    2            0
Whitman Corp      COM              96647K102     14709       856SH     SOLE                  341          515

